Non-Controlling Interests	6 Months Ended
Jun. 30, 2021
Disclosure Of Non Controlling Interests [Abstract]
Non-Controlling Interests	28. NON-CONTROLLING INTERESTS

	30 June 2021	31 December 2020
	£m	£m
PSA Finance UK Limited	180	162
	180	162